Shareholders Equity and Warrants - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2008	Nov. 30, 2007	Sep. 30, 2013	Dec. 31, 2011	Jun. 03, 2013 Private Placement	Jun. 30, 2011 Common Class A	Sep. 30, 2013 Common Class A	Sep. 30, 2013 Common Class A	Dec. 31, 2012 Common Class A Vote	Dec. 31, 2011 Common Class A	Dec. 31, 2010 Common Class A	Dec. 31, 2011 Common Class A Gaiam Incorporated	Dec. 31, 2010 Common Class A Gaiam Incorporated	Dec. 31, 2011 Common Class A Riverside Renewable Energy Investments	Jun. 18, 2013 Common Class A Silicon Valley Bank	Sep. 30, 2013 Common Class A Silicon Valley Bank	Jun. 17, 2013 Common Class A Silicon Valley Bank	Dec. 31, 2011 Common Class B
Class of Stock [Line Items]
Common stock shares issued for service rendered								6,923	33,056	29,408	21,040
Consideration for acquisition in shares			400,000							8,700,000
Conversion of stock, from class B common stock into class A common stock																		2,153,293
Common stock shares, shares repurchased						379,400				379,400
Common stock shares, total cost of shares repurchased				$ 1,070,000		$ 1,100,000
Common stock shares re-acquired, value				1,100,000
Ownership of common stock related party												37.00%	54.60%	29.00%
Business acquisition, warrants issued, term	7 years	7 years
Business acquisition, warrants issued, common stock shares	30,000	40,000
Business acquisition, warrants issued, exercise price	$ 3.20	$ 3.20
Class A common stock, entitled vote									1
Shares of common stock issued upon vesting and exercise of stock options							185,000	803,000
Common stock shares issued due to cashless exercise of warrants															78,973	78,973
Common stock closing price of cashless exercise of warrants																	$ 2.92
Shares issued					3,366,974
Issued price per share					$ 2.75
Common stock purchase price aggregate value					9,300,000
Number of warrants issued to purchase					1,683,488
Warrants, exercise price					2.75
Warrants, exercisable term					5 years
Proceeds received from issuance of warrants					$ 8,400,000